Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Argentina: 0.4%
1,802	(1)	MercadoLibre, Inc.	$2,039,972	0.4

		Australia: 1.1%
18,267		Cochlear Ltd.	2,505,003	0.5
206,694		Goodman Group	3,412,867	0.6
			5,917,870	1.1

		Austria: 0.3%
35,248		Andritz AG	1,875,309	0.3

		Belgium: 1.4%
5,105		D'ieteren Group	889,461	0.2
40,412		KBC Group NV	3,514,587	0.6
26,756		Solvay S.A.	3,223,792	0.6
			7,627,840	1.4

		Brazil: 0.7%
120,936		Localiza Rent a Car SA	1,339,381	0.2
228,000		Raia Drogasil SA	998,716	0.2
51,217	(1)	XP, Inc.	1,706,038	0.3
			4,044,135	0.7

		Canada: 5.5%
52,803		Brookfield Asset Management, Inc.	2,907,768	0.5
45,481		Canadian Pacific Railway Ltd.	3,253,780	0.6
182,790		Cenovus Energy, Inc.	2,658,842	0.5
1,556		Constellation Software, Inc./Canada	2,679,958	0.5
390,500		Lundin Mining Corp.	3,253,271	0.6
42,743		Magna International, Inc.	3,443,583	0.6
76,700		Methanex Corp.	3,489,408	0.7
10,991		Ritchie Bros Auctioneers, Inc.	669,931	0.1
4,042	(1)	Shopify, Inc.	3,897,458	0.7
44,828		Toronto-Dominion Bank	3,589,802	0.7
			29,843,801	5.5

		China: 5.2%
14,639	(1)	Alibaba Group Holding Ltd. BABA ADR	1,841,440	0.3
4,896	(1)	Baidu, Inc. ADR	782,087	0.2
563,000		China Longyuan Power Group Corp. Ltd. - H Shares	1,148,683	0.2
47,700		China Merchants Bank Co. Ltd. - A Shares	371,209	0.1
208,000		China Merchants Bank Co., Ltd. - H Shares	1,738,490	0.3
26,100		China Tourism Group Duty Free Corp. Ltd. - A Shares	856,135	0.2
54,884		ENN Energy Holdings Ltd.	873,769	0.2
4,119	(1)	JD.com, Inc. - Class A	156,116	0.0
190,000		Li Ning Co. Ltd.	1,854,020	0.3
149,200	(1),(2)	Meituan Class B	4,451,284	0.8
250,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,983,956	0.4
69,200		Proya Cosmetics Co. Ltd. - A Shares	1,850,487	0.3
128,500		Shandong Sinocera Functional Material Co. Ltd. - A Shares	816,619	0.1
86,499		Tencent Holdings Ltd.	5,420,225	1.0
25,719	(1)	Trip.com Group Ltd. ADR	684,383	0.1
1,672,000		Weichai Power Co. Ltd. - H Shares	3,034,064	0.6
22,800	(2)	WuXi AppTec Co. Ltd. - H Shares	327,027	0.1
			28,189,994	5.2

		Colombia: 0.6%
224,000		Bancolombia SA	2,242,959	0.4
24,700		BanColombia SA ADR	878,826	0.2
			3,121,785	0.6

		Denmark: 0.3%
6,929	(1)	Ascendis Pharma A/S ADR	842,844	0.2
2,330	(1)	Genmab A/S	793,434	0.1
			1,636,278	0.3

		Finland: 0.4%
344,091	(1)	Nokia OYJ - Finland	2,052,019	0.4

		France: 5.7%
63,489		AXA S.A.	2,010,749	0.4
12,053		BNP Paribas	860,452	0.2
77,369		Bureau Veritas SA	2,213,696	0.4
9,266		Cie de Saint-Gobain	627,003	0.1
18,998		Cie Generale des Etablissements Michelin SCA	3,178,801	0.6
557		Hermes International	836,286	0.2
43,726		IPSOS	1,997,968	0.4
4,170		Kering SA	3,113,994	0.6
68,021		Klepierre SA	1,809,230	0.3
3,832		LVMH Moet Hennessy Louis Vuitton SE	3,147,502	0.6
50,800		Publicis Groupe	3,442,236	0.6
13,733		Remy Cointreau SA	2,863,772	0.5
702		Schneider Electric SE	118,915	0.0
23,408	(1)	UbiSoft Entertainment	1,343,250	0.2
29,768		Vinci SA	3,262,751	0.6
			30,826,605	5.7

		Germany: 8.6%
7,976		Adidas AG	2,188,741	0.4
41,034	(1),(2)	Auto1 Group SE	715,862	0.1
44,040		BASF SE	3,372,958	0.6
53,531		Bechtle AG	3,214,113	0.6
278,989	(1)	Commerzbank AG	2,409,142	0.4
141,374		Deutsche Telekom AG	2,668,983	0.5
86,900	(1)	FinTech Group AG	1,681,574	0.3
77,500		Fresenius SE & Co. KGaA	3,199,210	0.6
15,712		Hannover Rueck SE	3,169,755	0.6
44,700		HeidelbergCement AG	3,110,593	0.6
73,169		Infineon Technologies AG	3,038,528	0.6

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
10,649		Muenchener Rueckversicherungs-Gesellschaft AG	$3,371,295	0.6
18,189		Nemetschek SE	1,681,239	0.3
1,903		Rational AG	1,595,308	0.3
77,588		RWE AG	3,272,820	0.6
26,285		Siemens AG	4,173,279	0.8
51,014	(1),(2)	Zalando SE	4,048,852	0.7
			46,912,252	8.6

		Greece: 0.1%
51,500		Jumbo SA	766,021	0.1

		Hong Kong: 1.9%
416,800		AIA Group Ltd.	4,351,314	0.8
17,500		Hong Kong Exchanges and Clearing Ltd.	998,825	0.2
313,633		Techtronic Industries Co., Ltd.	5,174,977	0.9
			10,525,116	1.9

		India: 1.8%
26,498		Housing Development Finance Corp.	904,132	0.2
226,153		ICICI Bank Ltd.	2,429,596	0.4
105,952		Infosys Ltd. ADR	2,497,289	0.5
23,037	(1)	MakeMyTrip Ltd.	614,857	0.1
105,549		Reliance Industries Ltd.	3,401,548	0.6
			9,847,422	1.8

		Ireland: 0.4%
1,113,428	(1)	Greencore Group PLC	1,849,349	0.3
8,580		Smurfit Kappa PLC	452,212	0.1
			2,301,561	0.4

		Israel: 0.2%
9,022	(1)	CyberArk Software Ltd.	1,237,367	0.2

		Italy: 0.5%
8,066		Ferrari NV	1,858,983	0.3
69,049		UniCredit SpA	1,097,418	0.2
			2,956,401	0.5

		Japan: 15.7%
81,800		Asahi Group Holdings, Ltd.	3,339,134	0.6
19,900		Bandai Namco Holdings, Inc.	1,398,734	0.3
171,200		Brother Industries Ltd.	3,152,830	0.6
210,000		Daicel Corp.	1,549,043	0.3
46,400		Dai-ichi Life Holdings, Inc.	1,044,439	0.2
15,140		Daikin Industries Ltd.	3,178,555	0.6
24,600		Daito Trust Construction Co., Ltd.	2,820,797	0.5
33,000		Denso Corp.	2,462,913	0.4
7,200		Eisai Co., Ltd.	360,612	0.1
106,900		Honda Motor Co., Ltd.	3,148,503	0.6
10,800		Hoya Corp.	1,400,418	0.3
50,300		Kakaku.com, Inc.	1,041,792	0.2
63,900		Kao Corp.	3,193,184	0.6
104,900		KDDI Corp.	3,351,420	0.6
7,406		Keyence Corp.	3,798,705	0.7
326,500		Marubeni Corp.	3,359,667	0.6
516,500		Mitsubishi UFJ Financial Group, Inc.	3,130,652	0.6
33,700		Murata Manufacturing Co., Ltd.	2,533,677	0.5
26,000		Nidec Corp.	2,304,377	0.4
155,000		Olympus Corp.	3,468,442	0.6
9,100		Oriental Land Co., Ltd.	1,584,159	0.3
30,200		Pigeon Corp.	588,649	0.1
83,505		Recruit Holdings Co. Ltd.	4,127,536	0.8
11,600		Shimano, Inc.	2,601,209	0.5
46,600		Shiseido Co., Ltd.	2,350,690	0.4
6,800		SMC Corp.	3,792,779	0.7
34,500		SoftBank Group Corp.	1,528,334	0.3
50,800		Sony Group Corp.	5,682,919	1.0
35,200		Subaru Corp.	640,688	0.1
14,300		Sugi Holdings Co., Ltd.	838,905	0.1
88,900		Sumitomo Mitsui Trust Holdings, Inc.	3,074,269	0.6
36,300		Suzuki Motor Corp.	1,545,442	0.3
33,987		Sysmex Corp.	3,235,253	0.6
91,200		T&D Holdings, Inc.	1,347,782	0.2
1,200		Tokyo Electron Ltd.	586,960	0.1
303,800		Z Holdings Corp.	1,542,899	0.3
			85,106,367	15.7

		Netherlands: 4.4%
37,121	(1)	AerCap Holdings NV	2,338,623	0.4
93,038		ArcelorMittal SA	2,763,590	0.5
821	(1)	Argenx SE ADR	221,062	0.0
8,444		ASML Holding NV	5,719,043	1.0
11,989		IMCD NV	2,062,336	0.4
12,543		Koninklijke DSM NV	2,351,304	0.4
10,488		Prosus NV	872,554	0.2
204,358		Shell PLC	5,181,728	1.0
2,745		Shell PLC	69,649	0.0
133,386		Stellantis NV	2,575,520	0.5
			24,155,409	4.4

		New Zealand: 0.4%
26,550	(1)	Xero Ltd.	2,150,691	0.4

		Norway: 2.5%
153,899		DNB Bank ASA	3,662,827	0.7
59,643		Equinor ASA	1,644,228	0.3
222,765		SpareBank 1 SR-Bank ASA	3,328,650	0.6
116,876		Sparebanken Vest	1,396,969	0.3
65,347		Yara International ASA	3,355,428	0.6
			13,388,102	2.5

		Portugal: 0.6%
128,640		Jeronimo Martins SGPS SA	3,091,337	0.6

		Russia: 0.4%
1,561,600		Alrosa PJSC	2,297,276	0.4

		Singapore: 1.3%
4,395	(1)	Sea Ltd. ADR	660,612	0.1
279,638		United Overseas Bank Ltd.	6,249,537	1.2
			6,910,149	1.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: 0.3%
9,594		Naspers Ltd.	$1,550,853	0.3

		South Korea: 5.5%
47,887	(1),(3)	Coupang, Inc.	997,007	0.2
15,800		Hyundai Mobis Co. Ltd.	3,101,579	0.6
48,721		Kia Corp.	3,397,108	0.6
29,600		LG Electronics, Inc.	3,215,819	0.6
300,100		LG Uplus Corp.	3,270,083	0.6
138,135		Samsung Electronics Co., Ltd. 005930	8,591,871	1.6
777		Samsung SDI Co., Ltd.	385,613	0.1
93,000		Shinhan Financial Group Co., Ltd.	2,978,714	0.5
36,600		SK Hynix, Inc.	3,788,387	0.7
			29,726,181	5.5

		Spain: 0.9%
3,555	(1)	Iberdrola S.A.	40,758	0.0
248,266		Iberdrola S.A. - IBEE	2,846,371	0.5
64,450		Industria de Diseno Textil SA	1,954,719	0.4
			4,841,848	0.9

		Sweden: 4.6%
24,445		Atlas Copco AB - A Shares	1,446,804	0.3
55,773		Atlas Copco AB - B Shares	2,852,388	0.5
100,124	(1)	Duni AB	1,133,874	0.2
97,805		Epiroc AB	1,770,158	0.3
16,927	(1)	Fastighets AB Balder	1,121,395	0.2
136,814		Investor AB	2,970,496	0.5
65,113		Loomis AB	1,671,931	0.3
396,073		Nibe Industrier AB	3,764,499	0.7
129,400		SKF AB - B Shares	2,836,724	0.5
12,754	(1)	Spotify Technology SA	2,503,100	0.5
289,671		Svenska Handelsbanken AB	3,087,186	0.6
			25,158,555	4.6

		Switzerland: 3.6%
45,518		Cie Financiere Richemont SA	6,615,306	1.2
3,944		Lonza Group AG	2,719,159	0.5
17,092		Nestle SA	2,207,233	0.4
36,668		Novartis AG	3,186,066	0.6
102		Partners Group	142,208	0.0
11,915		Roche Holding AG	4,611,098	0.9
			19,481,070	3.6

		Taiwan: 2.7%
326,000		Catcher Technology Co., Ltd.	1,836,953	0.3
19,785		MediaTek, Inc.	785,844	0.2
310,331		Taiwan Semiconductor Manufacturing Co., Ltd.	7,175,471	1.3
40,269		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,938,188	0.9
			14,736,456	2.7

		Thailand: 0.6%
468,170		Kasikornbank PCL - Foreign	2,119,632	0.4
49,700		Kasikornbank PCL - NVDR	225,016	0.0
306,000		Tisco Financial Group PCL	911,923	0.2
			3,256,571	0.6

		United Kingdom: 14.5%
63,909	(1)	Allfunds Group Plc	898,012	0.2
264,000		Amcor PLC	3,170,640	0.6
96,197		Anglo American PLC	4,240,892	0.8
167,300		Antofagasta PLC	3,043,412	0.6
30,628	(1)	ASOS PLC	918,938	0.2
30,448		AstraZeneca PLC	3,541,954	0.6
371,551	(2)	Auto Trader Group PLC	3,366,861	0.6
601,585	(1)	Babcock International Group	2,464,224	0.4
79,852		Bellway PLC	3,072,636	0.6
88,800		Bunzl PLC	3,326,181	0.6
50,555		Burberry Group PLC	1,282,528	0.2
1,865,100	(1)	Cineworld Group PLC	1,002,067	0.2
38,675		CRH PLC - London	1,952,365	0.4
74,170		Diageo PLC	3,742,720	0.7
8,971		Experian PLC	374,700	0.1
57,391	(1)	Farfetch Ltd. - Class A	1,245,959	0.2
14,165		Games Workshop Group PLC	1,518,739	0.3
116,937		Hargreaves Lansdown PLC	2,123,076	0.4
99,339		HomeServe PLC	1,023,923	0.2
383,145		HSBC Holdings PLC	2,726,974	0.5
217,741		Inchcape PLC	2,482,947	0.4
96,293		Intermediate Capital Group PLC	2,486,823	0.5
27,232		Intertek Group PLC	1,976,239	0.4
43,216		Johnson Matthey PLC	1,141,278	0.2
8,105		Linde PLC	2,577,538	0.5
19,153		London Stock Exchange Group PLC	1,875,336	0.3
132,502		Mondi PLC	3,315,092	0.6
31,800		Next PLC	3,239,966	0.6
65,469		Prudential PLC	1,103,528	0.2
333,198		Rightmove PLC	2,936,640	0.5
32,129		Rio Tinto PLC	2,264,624	0.4
72,586		Segro PLC	1,279,674	0.2
1,537,976		Taylor Wimpey PLC	3,155,247	0.6
302,820	(1),(2)	Trainline PLC	912,268	0.2
21,736		Unilever PLC - ULVRL	1,114,663	0.2
46,803		Weir Group PLC	1,102,027	0.2
87,886	(1)	Wise PLC	719,009	0.1
			78,719,700	14.5

		United States: 3.2%
2,046	(1),(4)	Didi Global, Inc., Lockup Shares	28,658	0.0
4,035	(1)	Illumina, Inc.	1,407,489	0.3
24,600	(1)	Jazz Pharmaceuticals PLC	3,417,186	0.7
2,000		Linde PLC	637,360	0.1
5,266	(1)	Mettler Toledo International, Inc.	7,755,133	1.4

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
43,266	Popular, Inc.	$3,858,029	0.7
		17,103,855	3.2

	Total Common Stock
	(Cost $468,472,827)	523,396,168	96.3

EXCHANGE-TRADED FUNDS: 0.8%
79,760	iShares MSCI ACWI ex US ETF	4,321,396	0.8

	Total Exchange-Traded Funds
	(Cost $4,392,306)	4,321,396	0.8

PREFERRED STOCK: 0.9%
	Germany: 0.9%
9,265	Sartorius AG	5,001,936	0.9

	Total Preferred Stock
	(Cost $2,419,695)	5,001,936	0.9

	Total Long-Term Investments
	(Cost $475,284,828)	532,719,500	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.2%
924,495	(5) Deutsche Bank Securities Inc., Repurchase Agreement dated 01/31/22, 0.04%, due 02/01/22 (Repurchase Amount $924,496, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $942,985, due 02/01/22-01/26/23)
	(Cost $924,495)	924,495	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
5,640,494	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $5,640,494)	5,640,494	1.0

	Total Short-Term Investments
	(Cost $6,564,989)	6,564,989	1.2

	Total Investments in Securities (Cost $481,849,817)	$539,284,489	99.2
	Assets in Excess of Other Liabilities	4,537,241	0.8
	Net Assets	$543,821,730	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of January 31, 2022, the Fund held restricted securities with a fair value of $28,658 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2022.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.2%
Financials	17.1
Industrials	13.5
Information Technology	12.2
Materials	9.6
Health Care	8.8
Communication Services	6.8
Consumer Staples	5.2
Energy	2.4
Real Estate	1.9
Utilities	1.5
Exchange-Traded Funds	0.8
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,039,972	$–	$–	$2,039,972
Australia	–	5,917,870	–	5,917,870
Austria	–	1,875,309	–	1,875,309
Belgium	–	7,627,840	–	7,627,840
Brazil	4,044,135	–	–	4,044,135
Canada	29,843,801	–	–	29,843,801
China	3,307,910	24,882,084	–	28,189,994
Colombia	3,121,785	–	–	3,121,785
Denmark	842,844	793,434	–	1,636,278
Finland	–	2,052,019	–	2,052,019
France	–	30,826,605	–	30,826,605
Germany	–	46,912,252	–	46,912,252
Greece	–	766,021	–	766,021
Hong Kong	–	10,525,116	–	10,525,116
India	3,112,146	6,735,276	–	9,847,422
Ireland	1,849,349	452,212	–	2,301,561
Israel	1,237,367	–	–	1,237,367
Italy	–	2,956,401	–	2,956,401
Japan	–	85,106,367	–	85,106,367
Netherlands	7,811,062	16,344,347	–	24,155,409
New Zealand	–	2,150,691	–	2,150,691
Norway	–	13,388,102	–	13,388,102
Portugal	–	3,091,337	–	3,091,337
Russia	–	2,297,276	–	2,297,276
Singapore	660,612	6,249,537	–	6,910,149
South Africa	–	1,550,853	–	1,550,853
South Korea	997,007	28,729,174	–	29,726,181
Spain	–	4,841,848	–	4,841,848
Sweden	3,636,974	21,521,581	–	25,158,555
Switzerland	–	19,481,070	–	19,481,070
Taiwan	4,938,188	9,798,268	–	14,736,456
Thailand	–	3,256,571	–	3,256,571
United Kingdom	5,328,867	73,390,833	–	78,719,700
United States	17,075,197	28,658	–	17,103,855
Total Common Stock	89,847,216	433,548,952	–	523,396,168
Exchange-Traded Funds	4,321,396	–	–	4,321,396
Preferred Stock	–	5,001,936	–	5,001,936
Short-Term Investments	5,640,494	924,495	–	6,564,989
Total Investments, at fair value	$99,809,106	$439,475,383	$–	$539,284,489
Other Financial Instruments+
Forward Foreign Currency Contracts	–	106	–	106
Total Assets	$99,809,106	$439,475,489	$–	$539,284,595
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(7)	$–	$(7)
Total Liabilities	$–	$(7)	$–	$(7)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

At January 31, 2022, Voya Multi-Manager International Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Didi Global, Inc., Lockup Shares	10/19/2015	$56,114	$28,658
		$56,114	$28,658

At January 31, 2022, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 94,113	HKD 733,464	Morgan Stanley & Co. International PLC	02/07/22	$43
USD 85,469	HKD 665,915	State Street Bank and Trust Co.	02/04/22	63
USD 15,551	HKD 121,261	State Street Bank and Trust Co.	02/07/22	(7)
				$99

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $488,805,786.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$82,787,914
Gross Unrealized Depreciation	(31,051,942)
Net Unrealized Appreciation	$51,735,972